Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exchange rate concentration | Foreign currency
Concentration Risk [Line Items]
Appreciation(Depreciation) of the RMB against US$ (as a percent)	(6.30%)	1.60%	5.00%